Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of common stock:
	For the Three Months Ended September 30				For the Nine Months Ended September 30
	2024		2023		2024		2023
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share of common stock:
Numerator:
Allocation of net (loss) income	$(397,026)	$—	$934,889	$271,701	$(1,444,875)	$—	$3,186,134	$1,015,890
Denominator:
Weighted-average shares outstanding	14,349,106	—	26,386,023	7,668,422	15,182,382	—	26,026,286	8,298,408
Basic and diluted net (loss) income per common stock	$(0.03)	$—	$0.04	$0.04	$(0.10)	$—	$0.12	$0.12

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of common stock:
	For the Year Ended December 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock:
Numerator:
Allocation of net income	$3,586,446	$857,188	$836,823	$278,941
Denominator:
Weighted-average shares outstanding	25,873,722	6,184,019	25,732,064	8,577,355
Basic and diluted net income per share of common stock	$0.14	$0.14	$0.03	$0.03